ACQUISITION	9 Months Ended
Oct. 01, 2022
Business Combination and Asset Acquisition [Abstract]
ACQUISITION

NOTE 10 – ACQUISITION

In accordance with ASC 805, the Company accounts for acquisitions using the purchase method under which the acquisition purchase price is allocated to the assets acquired and liabilities assumed based upon their respective fair values. The Company utilizes management estimates and, in some instances, may retain the services of an independent third-party valuation firm to assist in determining the fair values of assets acquired, liabilities assumed and contingent consideration granted. Such estimates and valuations require the Company to make significant assumptions, including projections of future events and operating performance.

On April 18, 2022, the Company entered into a Stock Purchase Agreement with Headway Workforce Solutions, pursuant to which, among other things, the Company agreed to purchase all of the issued and outstanding securities of Headway in exchange for (i) a cash payment of $14, and (ii) 9,000,000 shares of our Series H Preferred Stock, with a value equal to the Closing Payment, as defined in the Stock Purchase Agreement. On May 18, 2022, the Headway Acquisition closed.

The purchase price in connection with the Headway Acquisition was $9,000, subject to adjustment as provided in the Stock Purchase Agreement. Pursuant to certain covenants in the Stock Purchase Agreement, the Company may be subject to a Contingent Payment of up to $4,450 based on the Adjusted EBITDA (such term as defined in the Stock Purchase Agreement) of Headway during the Contingent Period (such term as defined in the Stock Purchase Agreement), subject to additional potential adjustments tied to customary purchase price adjustments described in the Stock Purchase Agreement. The purpose of the acquisition was to expand the market share of the Company’s primary business by providing future economic benefit of expanding services. The Company anticipates that the acquisition will provide the Company the ability to integrate the business of Headway into the Company’s existing temporary professional staffing business in the US within the expected timeframe which would enable the Company to operate more effectively and efficiently and to create synergy hence lower costs of operations.

STAFFING 360 SOLUTIONS, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share, per share and stated value per share)

(UNAUDITED)

The total purchase price was allocated to the identifiable assets acquired and liabilities assumed based on our preliminary estimates of their fair values on the acquisition date. The fair values assigned in the preliminary allocation of purchase price included in the table below are based on information that was available as of the date of the acquisition and such amounts are considered preliminary and are based on the information that was available as of the date of the acquisition. We were not able to complete our final purchase price allocation based on the timing of the acquisition and our need to engage third party valuation specialists to assist with the valuation of the contingent consideration as well as requiring additional time to further analyze the initial amounts recorded. The Company is in the process of finalizing its allocation and this may result in potential adjustments to the carrying value of the respective recorded assets and liabilities, establishment of certain additional intangible assets, revisions of useful lives of intangible assets, establishment of potential acquisition contingencies, and the determination of any residual amount that will be allocated to goodwill. As additional information becomes available, the preliminary purchase price allocation may be revised during the remainder of the measurement period, which will not exceed 12 months from the acquisition date. Any such revisions or changes may be material.

The following table summarizes the preliminary allocation of the purchase price of the fair value of the assets acquired and liabilities assumed at the date of the acquisition:

Current assets	$10,833
Fixed assets	150
Other non-current assets	3,070
Intangible assets	5,800
Goodwill	5,974
Current liabilities	(12,931)
Other non-current liabilities	(167)
Consideration	$12,729

In connection with the acquisition of Headway, the Company recorded $5,800 in intangible assets, based on its preliminary internal calculations.

The Company recorded a total of $449 in third party expenses associated with consummating the Headway acquisition, which are included in Selling, general and administrative expenses, excluding depreciation and amortization stated on the Consolidated Statement of Operations.

The following unaudited pro forma consolidated results of operation have been prepared, as if the acquisition of Headway had occurred as of January 3, 2022 and January 1, 2021, respectively.

	Three Months Ended		Nine Months Ended
	October 1, 2022	October 2, 2021	October 1, 2022	October 2, 2021
Revenues	$66,120	$73,492	$244,609	$224,072
Net Income (Loss) from continuing operations	$1,032	$9,924	$(1,710)	$26,645